Impairment, Net of Reversal of Impairment of Investments and Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures of impairment of investments and assets [abstract]
Summary of expected credit losses

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Investments	(113.6)	(30.8)	62.3
Equity accounted investees
– Far Southeast Gold Resources Incorporated ("FSE")[1]	(113.6)	(30.8)	62.3
Property, plant and equipment	(391.4)	(11.6)	(11.7)
Peru cash-generating unit[2]	(63.1)	—	—
Tarkwa cash-generating unit[3]	(325.2)	—	—
Impairment of property, plant and equipment – other[4]	(3.1)	(11.6)	(11.7)

Impairment, net of reversal of impairment of investments and assets	(505.0)	(42.4)	50.6
[1]    During 2020, FSE’s recoverable amount was determined to be higher than the carrying value due to an increase in commodity prices that resulted in an increase in Lepanto Consolidated Mining Company’s ("Lepanto") share price and a reversal of impairment of US$62.3 million was recorded. The net reversal was limited to previous impairments recognised. During 2021, impairment indicators were identified as a result of the reduction in the share price of Lepanto and FSE was further impaired by US$30.8 million to its recoverable amount. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. During 2022, management was actively engaged in the process of disposing of FSE. The disposal process proved unsuccessful and no offers were received. Management’s assessment is that it is unlikely the investment could be sold for any value and wrote off the investment by US$113.6 million to a carrying value of US$nil (level 3 of the fair value hierarchy). The (impairment)/reversal of impairment is included in the “Corporate and other” segment.
[2]    For the year ended 31 December 2022, the Group recognised an impairment of US$63.1 million in respect of the Peru cash-generating unit. The recoverable amount was based on its fair value lest cost of disposal (“FVLCOD”) calculated using a combination of the market (resource value) and the income approach (level 3 of the fair value hierarchy). The impairment is mainly due to the increase in the discount rate from 4.8% to 8.1% as a result of increases in the risk free rate as well as inflationary cost pressures experienced in 2022. The recoverable amount at 31 December 2022 is US$477.1 million. Refer accounting policies pages 123 to 124 for the assumptions used based on the 2022 life-of-mine plan.
[3]    For the year ended 31 December 2022, the Group recognised an impairment of US$325.2 million in respect of the Tarkwa cash-generating unit. The recoverable amount was based on its fair value lest cost of disposal (“FVLCOD”) calculated using a combination of the market (resource value) and the income approach (level 3 of the fair value hierarchy). The impairment is mainly due to the increase in the discount rate from 8.3% to 15.9% as a result of increases in the Ghana country risk premium and the risk free rate as well as inflationary cost pressures experienced in 2022. The recoverable amount at 31 December 2022 is US$812.4 million. Refer accounting policies pages 123 to 124 for the assumptions used based on the 2022 life-of-mine plan.
[4]    The US$3.1 million in 2022 comprises US$nil (2021: US$10.0 million and 2020: US$nil) impairment of capitalised exploration costs at St Ives based on technical and economic parameters of various studies, US$nil (2021: US$nil and 2020: US$9.8 million) impairment of drilling costs at Damang (based on technical and economic parameters of various studies, all assets related to the Amoanda-Tomento corridor were impaired), US$2.5 million (2021: US$1.6 million and 2020: US$1.9 million) impairment of redundant assets in Peru and US$0.6 million (2021: US$nil and 2020: US$nil) impairment of redundant assets in Chile.

Disclosure Of Sensitivity Aanalysis On Cash Generating Units With Impairments
The tables below summarise the impact of increases/(decreases) on the recoverable amounts of Tarkwa and Cerro Corona in the case of changes in the key inputs used to value the recoverable amounts. The first analysis is based on the assumption that the long-term gold price increased/(decreased) with all other variables held constant. The second analysis is based on the assumption that the discount rates increased/(decreased) with all other variables held constant.

Sensitivity to gold price Figures in millions unless otherwise stated	(Decrease)/increase in long-term gold price
	(US$100/oz)	US$100/oz

2022
(Decrease)/increase in Tarkwa recoverable amount	(101.5)	101.5
(Decrease)/increase in Cerro Corona recoverable amount	(17.1)	17.1

Sensitivity to discount rates Figures in millions unless otherwise stated	(Decrease)/increase in discount rates
	(1.0%)	1.0%

2022
(Decrease)/increase in Tarkwa recoverable amount	31.7	(29.7)
(Decrease)/increase in Cerro Corona recoverable amount	19.4	(18.5)